WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Number of outstanding balance, Beginning	2,500,000	2,500,000
Granted	2,018,348		2,500,000
Number of outstanding balance, Ending	4,518,348	2,500,000	2,500,000
Weighted average exercise price, Beginning	$ 8.00	$ 8.00
Weighted average exercise price, Ending	$ 5.54	$ 8.00	$ 8.00
Weighted average remaining contractual life (in years)	4.04		1.31 years